Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Net income (loss)	$ (110,344)	$ 7,511
Reclassification adjustment for derivative activities	(147)	189
Comprehensive income (loss)	$ (110,491)	$ 7,700